LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
Schedule of basic and diluted loss per share

	For the Year Ended
	December 31,
	2017	2018	2019
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
	except shares and per share data
Numerator:
Net loss attributable to ordinary shareholders:	(369,161)	(24,418)	(51,671)	(7,421)

Denominator:
Number of shares outstanding, opening	421,522,374	425,150,082	429,404,977	429,404,977
Weighted average number of shares issued	4,067,372	1,659,485	7,244,845	7,244,845
Weighted-average number of shares outstanding – Basic and diluted	425,589,746	426,809,567	436,649,822	436,649,822
Loss per share
-Basic and diluted	(0.87)	(0.06)	(0.12)	(0.02)